Other Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Assets [Line Items]
Tax recoverable	$ 28,919	[1]	$ 0	[1]

[1]	Tax recoverable Tax recoverable of US$ nil and US$ 28,919, which is expected to be utilized twelve months after December 31, 2012 and 2013, respectively, is classified as other non-current assets in the consolidated balance sheets.